Reporting entity - Ownership of Shinhan Financial Group and its material consolidated subsidiaries (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subsidiary Jeju Bank [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	64.00%	75.30%
Subsidiary Jeju Bank [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	75.30%
Subsidiary Jeju Bank [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	64.00%
Subsidiary Shinhan EZ General Insurance Co Ltd [Member]
Disclosure of subsidiaries [line items]
Paid in capital increase	₩ 100,000
Proportion of ownership interest in subsidiary	91.70%	85.10%
Subsidiary Shinhan EZ General Insurance Co Ltd [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	91.70%
Subsidiary Shinhan EZ General Insurance Co Ltd [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	85.10%
SBJDNX and Shinhan Bank Japan [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SBJDNX and Shinhan Bank Japan [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%
LLP MFO Shinhan Finance [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	75.00%
LLP MFO Shinhan Finance [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	72.10%